NOTE 3 - ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable	Accounts receivable were as follows at December 31, 2018 and 2017:

	2018	2017
Accounts receivable	$1,538,793	$298,304
Allowance for doubtful accounts	—	—
	$1,538,793	$298,304